Income Tax Expenses	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Expenses
16.	INCOME TAX EXPENSES

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

Hong Kong

For the subsidiaries incorporated in Hong Kong, they were subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong. Commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to shareholders are not subject to withholding tax in Hong Kong.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries of the Group and the consolidated VIEs in the PRC are subject to a uniform income tax rate of 25% for years presented. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses have been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). This policy has been extended to 2023, according to the new policy of extending the implementation period of some tax incentives policies promulgated by the State Tax Bureau of the PRC in March 2021.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion issued in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends from its PRC subsidiaries will be re-invested and the remittance of the dividends from its PRC subsidiaries will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2020 and 2021 were approximately RMB 46,230 and RMB 54,822, respectively. The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as at December 31, 2020 and 2021 respectively. Upon distribution of those earnings, the Group would be subject to foreign withholding taxes. Assuming the permanently reinvested foreign earnings were repatriated, the incremental foreign withholding taxes applicable to those earnings would be approximately RMB 2,312 and RMB 2,741 as at December 31, 2020 and 2021, respectively.

16.	INCOME TAX EXPENSES (Continued)

Composition of income tax expense

The current and deferred components of income taxes appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income (loss) before income tax expense	147,335	(2,681,445)	(1,547,959)

Current tax expense	75,671	3,519	4,507
Deferred tax expense (benefit)	(3,695)	3,451	(5,428)
Total income tax expense (benefit)	71,976	6,970	(921)

The income tax expense for each of the years ended December 31, 2019, 2020 and 2021 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC statutory income tax rate	25%	25%	25%
Permanent differences	15%	-17%	-9%
Tax effect of different tax rate of different jurisdictions	-1%	0%	0%
Tax effect of Super Deduction and others	-2%	0%	1%
Changes in valuation allowance	12%	-8%	-17%
Effective tax rates	49%	0%	0%

Deferred tax assets

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Net operating loss carry forwards	222,325	470,227
Inventory valuation allowance	5,237	27,048
Accrued expenses and others	11,000	19,225
Total deferred tax assets	238,562	516,500
Less: valuation allowance	(237,965)	(514,500)
Deferred tax assets, net	597	2,000

Movement of valuation allowance

	Year ended December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	18,677	237,965
Additions	219,288	276,535
Balance at end of the year	237,965	514,500

16.	INCOME TAX EXPENSES (Continued)

The valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2020 and 2021 were mainly provided for net operating loss carry forward, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Deferred tax liabilities

The Group's deferred tax liability was as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Related to acquired intangible assets	1,557	124,450

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31 2020, and 2021, the Group did not have any significant unrecognized uncertain tax positions.